Operating expenses (Schedule of detailed information about components of general and administrative expenses) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 197,208	$ 305,338	$ 305,421
General and administrative [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	56,720	63,936	98,187
Rent and occupancy cost [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	64,647	70,674	72,725
Office insurance [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	26,812	117,615	54,023
Investor relations, listing and filing fees [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 49,029	$ 53,113	$ 80,486